ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS - Effect of ASC 606 and ASU 2017-07 on Condensed Consolidated Statement of Income (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Revenue from product sales and services
Revenue	$ 6,168	$ 5,897
Cost of product sales and services
Costs of revenue	(4,066)	(3,854)
Engineering, selling and administrative expenses	(1,182)	(1,150)
Non-operating income	156	166
Interest income	2	2
Interest expense	(170)	(172)
Income from continuing operations before income taxes	908	889
Income taxes	(206)	(261)
Income from continuing operations	702	628
Discontinued operations, net of income taxes	(3)	(85)
Net income	$ 699	$ 543
Basic
Continuing operations (in dollars per share)	$ 5.90	$ 5.11
Discontinued operations (in dollars per share)	(0.02)	(0.69)
Basic (in dollars per share)	5.88	4.42
Diluted
Continuing operations (in dollars per share)	5.78	5.04
Discontinued operations (in dollars per share)	(0.02)	(0.68)
Diluted (in dollars per share)	$ 5.76	$ 4.36
Effect of Adopting ASU 2017-07
Cost of product sales and services
Costs of revenue	$ (147)	$ (132)
Engineering, selling and administrative expenses	(37)	(32)
Non-operating income	184	164
As Previously Reported
Revenue from product sales and services
Revenue	6,182	5,900
Cost of product sales and services
Costs of revenue	(3,931)	(3,734)
Engineering, selling and administrative expenses	(1,129)	(1,093)
Non-operating income	(28)	2
Interest income	2	2
Interest expense	(170)	(172)
Income from continuing operations before income taxes	926	905
Income taxes	(205)	(267)
Income from continuing operations	721	638
Discontinued operations, net of income taxes	(3)	(85)
Net income	$ 718	$ 553
Basic
Continuing operations (in dollars per share)	$ 6.06	$ 5.19
Discontinued operations (in dollars per share)	(0.02)	(0.69)
Basic (in dollars per share)	6.04	4.50
Diluted
Continuing operations (in dollars per share)	5.94	5.12
Discontinued operations (in dollars per share)	(0.02)	(0.68)
Diluted (in dollars per share)	$ 5.92	$ 4.44
Restatement Adjustment | Effect of Adopting ASC 606
Revenue from product sales and services
Revenue	$ (14)	$ (3)
Cost of product sales and services
Costs of revenue	12	12
Engineering, selling and administrative expenses	(16)	(25)
Non-operating income	0	0
Interest income	0	0
Interest expense	0	0
Income from continuing operations before income taxes	(18)	(16)
Income taxes	(1)	6
Income from continuing operations	(19)	(10)
Discontinued operations, net of income taxes	0	0
Net income	$ (19)	$ (10)
Basic
Continuing operations (in dollars per share)	$ (0.16)	$ (0.08)
Discontinued operations (in dollars per share)	0.00	0.00
Basic (in dollars per share)	(0.16)	(0.08)
Diluted
Continuing operations (in dollars per share)	(0.16)	(0.08)
Discontinued operations (in dollars per share)	0.00	0.00
Diluted (in dollars per share)	$ (0.16)	$ (0.08)
Restatement Adjustment | Effect of Adopting ASU 2017-07
Revenue from product sales and services
Revenue	$ 0	$ 0
Cost of product sales and services
Costs of revenue	(147)	(132)
Engineering, selling and administrative expenses	(37)	(32)
Non-operating income	184	164
Interest income	0	0
Interest expense	0	0
Income from continuing operations before income taxes	0	0
Income taxes	0	0
Income from continuing operations	0	0
Discontinued operations, net of income taxes	0	0
Net income	$ 0	$ 0
Basic
Continuing operations (in dollars per share)	$ 0.00	$ 0.00
Discontinued operations (in dollars per share)	0.00	0.00
Basic (in dollars per share)	0.00	0.00
Diluted
Continuing operations (in dollars per share)	0.00	0.00
Discontinued operations (in dollars per share)	0.00	0.00
Diluted (in dollars per share)	$ 0.00	$ 0.00
Product
Revenue from product sales and services
Revenue	$ 5,038	$ 4,667
Cost of product sales and services
Costs of revenue	(3,239)	(3,058)
Product | As Previously Reported
Revenue from product sales and services
Revenue	5,062	4,667
Cost of product sales and services
Costs of revenue	(3,106)	(2,964)
Product | Restatement Adjustment | Effect of Adopting ASC 606
Revenue from product sales and services
Revenue	(24)	0
Cost of product sales and services
Costs of revenue	14	10
Product | Restatement Adjustment | Effect of Adopting ASU 2017-07
Revenue from product sales and services
Revenue	0	0
Cost of product sales and services
Costs of revenue	(147)	(104)
Services
Revenue from product sales and services
Revenue	1,130	1,230
Cost of product sales and services
Costs of revenue	(827)	(796)
Services | As Previously Reported
Revenue from product sales and services
Revenue	1,120	1,233
Cost of product sales and services
Costs of revenue	(825)	(770)
Services | Restatement Adjustment | Effect of Adopting ASC 606
Revenue from product sales and services
Revenue	10	(3)
Cost of product sales and services
Costs of revenue	(2)	2
Services | Restatement Adjustment | Effect of Adopting ASU 2017-07
Revenue from product sales and services
Revenue	0	0
Cost of product sales and services
Costs of revenue	$ 0	$ (28)